Loans - Impaired Loans and Troubled Debt Restructuring (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) payment	Dec. 31, 2015 USD ($)
Financing Receivable, Impaired [Line Items]
Period for performing appraisal of loans	12 months
Period for borrower to pledge additional security, maximum	90 days
Period of payment history, minimum	6 months
Recorded Investment [Abstract]
With no related allowance recorded	$ 7,475	$ 5,597
With an allowance recorded	28,930	36,625
Total recorded investment	36,405	42,222
Unpaid Principal Balance [Abstract]
With no related allowance recorded	7,818	7,000
With an allowance recorded	35,723	41,838
Total unpaid principal balance	43,541	48,838
Related Allowance [Abstract]
With an allowance recorded	1,251	2,489
Total related allowance	1,251	2,489
Average Recorded Investment	38,390	51,053
Interest Income Recognized	$ 1,298	1,452
Troubled debt restructurings [Abstract]
Period of current payment history	6 months
Debt coverage ratio	1.25
Number of projected future quarters under review	1 year
Number of consecutive payments to qualify for return to accrual status | payment	6
Performing TDRs	$ 25,100	28,700
Allowance for performing TDRs	390	530
Non-Performing TDRs	3,000	3,500
Allowance for nonperforming TDRs	0	603
Commercial
Recorded Investment [Abstract]
With no related allowance recorded	21	680
With an allowance recorded	138	503
Total recorded investment	159	1,183
Unpaid Principal Balance [Abstract]
With no related allowance recorded	23	1,934
With an allowance recorded	1,392	504
Total unpaid principal balance	1,415	2,438
Related Allowance [Abstract]
With an allowance recorded	138	67
Total related allowance	138	67
Average Recorded Investment	333	3,088
Interest Income Recognized	1	45
Consumer
Recorded Investment [Abstract]
With no related allowance recorded	107	0
With an allowance recorded	0	0
Total recorded investment	107	0
Unpaid Principal Balance [Abstract]
With no related allowance recorded	107	0
With an allowance recorded	0	0
Total unpaid principal balance	107	0
Related Allowance [Abstract]
With an allowance recorded	0	0
Total related allowance	0	0
Average Recorded Investment	108	0
Interest Income Recognized	6	0
Residential | Real Estate | Real Estate Construction
Recorded Investment [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	0	0
Total recorded investment	0	0
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	0	0
Total unpaid principal balance	0	0
Related Allowance [Abstract]
With an allowance recorded	0	0
Total related allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial | Real Estate | Real Estate Construction
Recorded Investment [Abstract]
With no related allowance recorded	1,161	1,420
With an allowance recorded	7,225	5,696
Total recorded investment	8,386	7,116
Unpaid Principal Balance [Abstract]
With no related allowance recorded	1,161	1,517
With an allowance recorded	11,125	8,420
Total unpaid principal balance	12,286	9,937
Related Allowance [Abstract]
With an allowance recorded	155	1,149
Total related allowance	155	1,149
Average Recorded Investment	9,340	10,013
Interest Income Recognized	234	87
Commercial – Owner Occupied | Real Estate | Real Estate Mortgage
Recorded Investment [Abstract]
With no related allowance recorded	0	358
With an allowance recorded	4,380	4,341
Total recorded investment	4,380	4,699
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	358
With an allowance recorded	4,409	4,370
Total unpaid principal balance	4,409	4,728
Related Allowance [Abstract]
With an allowance recorded	498	73
Total related allowance	498	73
Average Recorded Investment	4,878	5,548
Interest Income Recognized	176	196
Commercial – Non-owner Occupied | Real Estate | Real Estate Mortgage
Recorded Investment [Abstract]
With no related allowance recorded	3,494	1,281
With an allowance recorded	15,506	23,303
Total recorded investment	19,000	24,584
Unpaid Principal Balance [Abstract]
With no related allowance recorded	3,739	1,281
With an allowance recorded	17,100	24,988
Total unpaid principal balance	20,839	26,269
Related Allowance [Abstract]
With an allowance recorded	226	486
Total related allowance	226	486
Average Recorded Investment	19,281	26,554
Interest Income Recognized	751	985
Residential – 1 to 4 Family | Real Estate | Real Estate Mortgage
Recorded Investment [Abstract]
With no related allowance recorded	2,384	1,858
With an allowance recorded	1,681	2,426
Total recorded investment	4,065	4,284
Unpaid Principal Balance [Abstract]
With no related allowance recorded	2,434	1,910
With an allowance recorded	1,697	3,200
Total unpaid principal balance	4,131	5,110
Related Allowance [Abstract]
With an allowance recorded	234	709
Total related allowance	234	709
Average Recorded Investment	4,130	5,491
Interest Income Recognized	122	113
Residential – Multifamily | Real Estate | Real Estate Mortgage
Recorded Investment [Abstract]
With no related allowance recorded	308	0
With an allowance recorded	0	356
Total recorded investment	308	356
Unpaid Principal Balance [Abstract]
With no related allowance recorded	354	0
With an allowance recorded	0	356
Total unpaid principal balance	354	356
Related Allowance [Abstract]
With an allowance recorded	0	5
Total related allowance	0	5
Average Recorded Investment	320	359
Interest Income Recognized	$ 8	$ 26